1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JAMES V. CATANO james.catano@dechert.com +1 202 261 3376 Direct +1 202 261 3333 Fax

September 1, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harvest Volatility Edge Trust (the “Registrant”)
File No. 811-23286

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A with respect to three of its series: Harvest Edge Absolute Fund; Harvest Edge Equity Fund; and Harvest Edge Bond Fund. The Registrant is filing a Notification of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing. Please contact me at (202) 261-3376 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ James V. Catano

James V. Catano

cc:	Curtis F. Brockelman, Jr., Harvest Volatility Edge Trust
Julien Bourgeois, Dechert LLP